FINANCE COSTS	12 Months Ended
Dec. 31, 2017
FINANCE COSTS
FINANCE COSTS

9.FINANCE COSTS

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Interest on:
Bank borrowings	(2,780)	(2,611)	(3,865)
Other borrowings	(1,117)	(3,757)	(8,335)

	(3,897)	(6,368)	(12,200)